Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties
(e)	Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2018 and 2019 were as follows:

1)	December 31, 2018

(in millions of Won)	Beginning		Lend	Collect	Others(*2)	Ending
Associates and joint ventures
New Songdo International City Development, LLC	￦	282,775	150	(252,759)	(30,166)	—
GALE International Korea, LLC		2,000	8,500	(10,500)	—	—
UITrans LRT Co., Ltd.		—	5,695	—	—	5,695
DMSA/AMSA(*1)		69,713	9,965	(342)	(15,039)	64,297
South-East Asia Gas Pipeline Company Ltd.		229,880	—	(47,569)	8,796	191,107
PT. Batutua Tembaga Raya		29,048	4,678	—	1,374	35,100
PT. Tanggamus Electric Power		3,197	—	—	1,226	4,423
PT. Wampu Electric Power		5,107	—	—	223	5,330
PT. POSMI Steel Indonesia		4,286	—	(2,200)	150	2,236
Nickel Mining Company SAS		59,668	—	—	(4)	59,664
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		5,357	—	(5,357)	—	—
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,428	—	—	281	6,709
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		5,357	4,451	(6,454)	—	3,354
POS-SeAH Steel Wire (Thailand) Co., Ltd.		6,428	—	—	281	6,709
AMCI (WA) PTY LTD		92,061	3,795	—	(5,376)	90,480
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,357	5,564	(5,357)	26	5,590
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		8,571	8,902	(8,571)	43	8,945
SAMHWAN VINA CO., LTD		1,071	—	(1,071)	—	—

	￦	816,304	51,700	(340,180)	(38,185)	489,639

(*1)	During the year ended December 31, 2018, loans amounting to ￦ 17,559 million have been converted to shares of DMSA/AMSA, which is included in others.
(*2)	Includes adjustments of foreign currency translation differences and others.

2)	December 31, 2019

(in millions of Won)	Beginning		Lend	Collect	Others(*2)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	5,695	4,884	—	—	10,579
DMSA/AMSA(*1)		64,297	15,451	—	(21,749)	57,999
South-East Asia Gas Pipeline Company Ltd.		191,107	—	(48,027)	4,287	147,367
PT. Batutua Tembaga Raya		35,100	—	—	1,191	36,291
PT. Tanggamus Electric Power		4,423	—	—	157	4,580
PT. Wampu Electric Power		5,330	—	—	189	5,519
PT. POSMI Steel Indonesia		2,236	—	—	80	2,316
Nickel Mining Company SAS		59,664	—	—	852	60,516
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,709	—	—	238	6,947
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		3,354	—	(3,354)	—	—
POS-SeAH Steel Wire (Thailand) Co., Ltd.		6,709	—	—	238	6,947
AMCI (WA) PTY LTD		90,480	4,669	—	(16,596)	78,553
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,590	—	—	199	5,789
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		8,945	—	—	317	9,262
Hyo-chun Co., Ltd.(*3)		—	—	—	2,382	2,382
Chuncheon Energy Co., Ltd.		—	8,234	—	—	8,234
POS-AUSTEM Suzhou Automotive Co., Ltd		—	5,827	—	(38)	5,789

	￦	489,639	39,065	(51,381)	(28,253)	449,070

(*1)	During the year ended December 31, 2019, loans amounting to ￦ 23,682 million have been converted to shares of DMSA/AMSA, which is included in others.
(*2)	Includes adjustments of foreign currency translation differences and others.
(*3)	During the year ended December 31, 2019, it was newly classified to associates.

Details of Compensation to Key Management Officers
(f)	For the years ended December 31, 2017, 2018 and 2019, details of compensation to key management officers were as follows:

(in millions of Won)	2017		2018	2019
Short-term benefits	￦	112,688	115,618	119,658
Long-term benefits		8,632	13,400	13,562
Retirement benefits		20,422	21,658	21,231

	￦	141,742	150,676	154,451

Posco [member]
Statement [LineItems]
Significant Transactions With Related Parties
(a)	Significant transactions between the controlling company and related companies for the years ended December 31, 2017, 2018 and 2019 were as follows:
1) For the year ended December 31, 2017

(in millions of Won)	Sales and others(*1)			Purchase and others (*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	3,328	71	—	151,639	32	18,352
POSCO Processing&Service		298,781	1	113,628	4,595	8,309	404
POSCO COATED & COLOR STEEL Co., Ltd.		417,369	3,533	—	—	8,483	106
POSCO ICT(*4)		1,697	5,097	—	315,748	29,773	183,226
eNtoB Corporation		1	30	330,921	8,215	139	26,023
POSCO CHEMICAL CO., LTD (Formerly, POSCO CHEMTECH)		359,862	33,076	479,896	23,043	296,296	6,860
POSCO ENERGY CO., LTD.		179,966	1,456	—	—	—	2
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)		5,214,127	35,182	550,258	221	44,108	1,948
POSCO Thainox Public Company Limited		218,005	9,780	10,168	—	—	—
POSCO America Corporation		345,225	—	90	—	—	1,776
POSCO Canada Ltd.		439	690	278,915	—	—	—
POSCO Asia Co., Ltd.		1,949,354	1,454	365,025	337	1,625	4,982
Qingdao Pohang Stainless Steel Co., Ltd.		161,803	—	—	—	—	176
POSCO JAPAN Co., Ltd.		1,436,159	20	26,256	621	—	44,829
POSCO-VIETNAM Co., Ltd.		212,883	—	—	—	—	7
POSCO MEXICO S.A. DE C.V.		276,387	—	—	—	—	1,749
POSCO Maharashtra Steel Private Limited		467,206	—	—	—	—	65
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		192,467	—	—	—	—	—
Others		932,048	10,073	262,828	25,270	240,687	118,665

		12,667,107	100,463	2,417,985	529,689	629,452	409,170

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		2,947	112	5,487	300,041	20,718	19,763
SNNC		6,734	712	554,151	—	—	4
POSCO-SAMSUNG-Slovakia Processing Center		52,779	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	697,096	—	—	—
CSP - Compania Siderurgica do Pecem		7,384	—	159,501	—	—	—
Others		14,943	52,583	79,103	—	—	3

		84,787	53,407	1,495,338	300,041	20,718	19,770

	￦	12,751,894	153,870	3,913,323	829,730	650,170	428,940

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures. These are priced on an arm’s length basis.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products. These are priced on an arm`s length basis.
(*3)	As of December 31, 2017, the Company provided guarantees to related parties (Note 38).
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

2)	For the year ended December 31, 2018

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	7,827	97	—	322,924	47	36,428
POSCO COATED & COLOR STEEL Co., Ltd.		476,105	2,725	—	—	9,211	1,434
POSCO ICT(*4)		2,624	7,479	—	341,472	34,376	196,252
eNtoB Corporation		12	60	377,198	27,508	390	31,455
POSCO CHEMICAL CO., LTD (Formerly, POSCO CHEMTECH)		417,957	35,762	531,452	21,730	319,868	2,802
POSCO ENERGY CO., LTD.		206,638	1,445	—	—	—	—
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)		5,835,226	42,888	690,345	—	57,624	4,318
POSCO Thainox Public Company Limited		299,450	5,335	10,115	—	—	71
POSCO America Corporation		336,366	—	—	—	—	2,486
POSCO Canada Ltd.		—	2,155	300,982	—	—	—
POSCO Asia Co., Ltd.		1,857,665	253	536,280	650	2,449	6,524
Qingdao Pohang Stainless Steel Co., Ltd.		188,252	7	—	—	—	34
POSCO JAPAN Co., Ltd.		1,353,313	6	25,773	4,204	—	5,411
POSCO-VIETNAM Co., Ltd.		273,573	156	—	—	—	8
POSCO MEXICO S.A. DE C.V.		299,276	17	—	—	—	35
POSCO Maharashtra Steel Private Limited		563,618	584	—	—	—	156
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		196,095	—	2,616	—	—	5
Others(*5)		1,158,122	44,098	456,804	31,787	264,060	140,869

		13,472,119	143,067	2,931,565	750,275	688,025	428,288

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		10,904	240	3,166	215,023	24,192	10,257
SNNC		5,105	4,108	558,425	—	—	80
POSCO-SAMSUNG-Slovakia Processing Center		61,981	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	810,196	—	—	—
Others		14,199	54,747	64,335	—	—	6

		92,189	59,095	1,436,122	215,023	24,192	10,343

	￦	13,564,308	202,162	4,367,687	965,298	712,217	438,631

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2018, the Company provided guarantees to related parties (Note 38).
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.
(*5)
During the year ended December 31, 2018, the Company made loans of
￦
2,950 million to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company. As of December 31, 2018, corresponding amounts of those loans were recorded as allowance for doubtful accounts.

3)	For the year ended December 31, 2019

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	6,688	11,137	4,725	416,734	57	24,174
POSCO COATED & COLOR STEEL Co., Ltd.		468,070	2,014	95	—	20,298	724
POSCO ICT(*4)		2,924	4,994	—	344,977	34,638	181,128
eNtoB Corporation		15	60	304,846	64,845	126	25,754
POSCO CHEMICAL CO., LTD (Formerly, POSCO CHEMTECH)		389,731	35,592	522,493	17,549	315,530	4,561
POSCO ENERGY CO., LTD.		148,205	2,211	5,123	94	—	7,561
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)		6,025,938	46,661	541,002	—	49,506	7,149
POSCO Thainox Public Company Limited		265,374	13,795	10,037	—	—	3
POSCO America Corporation		300,598	—	—	—	—	2,994
POSCO Canada Ltd.		1,067	1,833	306,552	—	—	—
POSCO Asia Co., Ltd.		1,781,841	1,352	390,056	1,338	1,574	7,561
Qingdao Pohang Stainless Steel Co., Ltd.		146,468	—	—	—	—	110
POSCO JAPAN Co., Ltd.		1,509,631	36	38,631	6,269	—	5,835
POSCO-VIETNAM Co., Ltd.		265,849	368	—	—	—	66
POSCO MEXICO S.A. DE C.V.		303,924	159	—	—	—	809
POSCO Maharashtra Steel Private Limited		644,652	311	—	—	—	800
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		121,633	27	2,189	—	—	—
POSCO VST CO., LTD.		299,307	—	—	—	—	114
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	154	694,600	—	—	—
Others		964,532	20,679	134,296	34,444	246,184	169,849

		13,646,447	141,383	2,954,645	886,250	667,913	439,192

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		1,364	86	2,882	306,927	15,089	30,317
SNNC		5,527	4,100	588,276	—	—	9
POSCO-SAMSUNG-Slovakia Processing Center		65,688	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	1,272,878	—	—	—
Others		16,084	112,390	76,427	—	—	85,167

		88,663	116,576	1,940,463	306,927	15,089	115,493

	￦	13,735,110	257,959	4,895,108	1,193,177	683,002	554,685

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2019, the company provided guarantees to related parties (Note 38)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

Related Account Balances With Related Parties
(b)	The related account balances of receivables and payables resulting from significant transactions between the controlling company and related companies as of December 31, 2018 and 2019 are as follows:

1)	December 31, 2018

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	57	5,181	5,238	—	52,775	438	53,213
POSCO COATED & COLOR STEEL Co., Ltd.		55,598	317	55,915	—	25	1,194	1,219
POSCO ICT		—	229	229	1,572	112,960	8,717	123,249
eNtoB Corporation		—	—	—	10,860	22,072	11	32,943
POSCO CHEMICAL CO., LTD (Formerly, POSCO CHEMTECH)		40,258	3,883	44,141	19,911	58,725	19,012	97,648
POSCO ENERGY CO., LTD.		22,163	1,700	23,863	—	—	1,425	1,425
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)		437,554	1,056	438,610	161	1,881	5,304	7,346
POSCO Thainox Public Company Limited		71,189	—	71,189	467	71	—	538
POSCO America Corporation		14,338	—	14,338	—	221	—	221
POSCO Asia Co., Ltd.		480,205	1,047	481,252	7,839	—	—	7,839
Qingdao Pohang Stainless Steel Co., Ltd.		52,037	—	52,037	—	—	—	—
POSCO MEXICO S.A. DE C.V.		101,179	218	101,397	—	—	—	—
POSCO Maharashtra Steel Private Limited		390,413	1,428	391,841	—	—	—	—
Others		379,950	54,407	434,357	33,183	36,591	85,745	155,519

		2,044,941	69,466	2,114,407	73,993	285,321	121,846	481,160

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		249	10	259	3,275	34,803	—	38,078
SNNC		541	61	602	22,188	—	—	22,188
Roy Hill Holdings Pty Ltd		—	—	—	22,997	—	—	22,997
Others		918	910	1,828	217	76	—	293

		1,708	981	2,689	48,677	34,879	—	83,556

	￦	2,046,649	70,447	2,117,096	122,670	320,200	121,846	564,716

2)	December 31, 2019

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	5,702	65	5,767	—	78,512	385	78,897
POSCO COATED & COLOR STEEL Co., Ltd.		57,792	—	57,792	—	11	3,828	3,839
POSCO ICT		225	1	226	1,147	129,424	42,844	173,415
eNtoB Corporation		—	—	—	3,459	27,431	—	30,890
POSCO CHEMICAL CO., LTD (Formerly, POSCO CHEMTECH)		35,102	3,578	38,680	17,839	52,710	19,369	89,918
POSCO ENERGY CO., LTD.		1,876	4	1,880	—	3,229	14,912	18,141
POSCO INTERNATIONAL Corporation (Formerly, POSCO DAEWOO Corporation)		633,073	—	633,073	345	2,218	3,839	6,402
POSCO Thainox Public Company Limited		52,826	2	52,828	916	—	—	916
POSCO America Corporation		8,448	—	8,448	—	—	—	—
POSCO Asia Co., Ltd.		508,962	748	509,710	12,784	171	—	12,955
Qingdao Pohang Stainless Steel Co., Ltd.		29,842	—	29,842	—	—	—	—
POSCO MEXICO S.A. DE C.V.		90,351	702	91,053	—	—	—	—
POSCO Maharashtra Steel Private Limited		235,917	444	236,361	—	—	—	—
Others(*1)		470,734	33,851	504,585	14,397	40,233	87,652	142,282

		2,130,850	39,395	2,170,245	50,887	333,939	172,829	557,655

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		84	10	94	471	49,511	—	49,982
SNNC		297	65	362	19,769	—	—	19,769
Roy Hill Holdings Pty Ltd		—	—	—	93,383	—	—	93,383
Others		942	706	1,648	3,447	586	—	4,033

		1,323	781	2,104	117,070	50,097	—	167,167

	￦	2,132,173	40,176	2,172,349	167,957	384,036	172,829	724,822

(*1)
During the year ended December 31, 2018, the Company made loans of
￦
2,950 million to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company. As of December 31, 2019, corresponding amounts of those loans were recorded as allowance for doubtful accounts.

Company, excluding the controlling company [member]
Statement [LineItems]
Significant Transactions With Related Parties
(c)	Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2017, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2017

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,513	—	98	8,113
New Songdo International City Development, LLC		223,567	13,207	—	49
SNNC		26,288	—	3,578	17,985
Chuncheon Energy Co., Ltd.		42,147	—	—	—
Noeul Green Energy Co., Ltd.		11,863	—	—	2,178
VSC POSCO Steel Corporation		19,404	—	188	—
USS-POSCO Industries		26,899	107	2,222	—
CSP - Compania Siderurgica do Pecem		241,299	—	101,018	21,154
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		38,484	—	47,241	—
LLP POSUK Titanium		—	—	3,972	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		4	—	20,145	—
POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd		20,004	—	—	—
PT. Batutua Tembaga Raya		—	—	21,024	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		34,088	—	192	—
Zhangjiagang Pohang Refractories Co., Ltd.		—	—	87	1,632
Sebang Steel		441	—	23,778	—
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.		43,764	—	—	—
DMSA/AMSA		—	99	47,092	—
South-East Asia Gas Pipeline Company Ltd.		—	62,423	—	—
Others		272,107	43,126	19,520	19,483

	￦	1,019,872	118,962	290,155	70,594

2)	For the year ended December 31, 2018

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,394	—	83	24,103
New Songdo International City Development, LLC		30,997	53,316	—	97
SNNC		66,075	128	2,395	71,421
Chuncheon Energy Co., Ltd.		25,693	—	—	—
Noeul Green Energy Co., Ltd.		6,444	—	—	587
VSC POSCO Steel Corporation		12,504	—	2,314	—
USS-POSCO Industries		—	—	2,595	—
CSP - Compania Siderurgica do Pecem		239,922	9,678	346,602	26,324
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,538	—	62,851	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	10,572	—
POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd		12,244	—	—	—
PT. Batutua Tembaga Raya		—	168	15,663	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,417	—	249	—
Sebang Steel		—	—	13,571	—
DMSA/AMSA		—	—	46,293	—
South-East Asia Gas Pipeline Company Ltd.		—	50,789	—	—
Others		359,124	62,375	20,136	50,918

	￦	849,352	176,454	523,324	173,450

3)	For the year ended December 31, 2019

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	15,637	—	39	14,778
New Songdo International City Development, LLC		33,885	44,131	—	36
SNNC		74,034	—	35,910	65,503
Chuncheon Energy Co., Ltd.		1,156	—	—	—
Noeul Green Energy Co., Ltd.		6,579	—	—	1,217
USS-POSCO Industries		4	—	1,835	—
CSP - Compania Siderurgica do Pecem		98,330	12,718	416,541	23,398
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		34,895	—	39,733	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		10	—	4,222	—
POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd		11,500	—	—	—
PT. Batutua Tembaga Raya		—	772	45,841	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,083	—	353	—
Sebang Steel		—	—	4,862	—
DMSA/AMSA		—	—	71,275	—
South-East Asia Gas Pipeline Company Ltd.		64	42,010	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		88,506	16,424	4,769	2,144
POSPower Co., Ltd.		163,167	—	—	—
TK CHEMICAL CORPORATION		172,133	—	63,836	—
Others		252,125	53,596	31,460	28,039

	￦	982,108	169,651	720,676	135,115

Related Account Balances With Related Parties
(d)
The related account balances of receivables and payables resulting from significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2018 and December 31, 2019 are as follows:

1)	December 31, 2018

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	3,593	—	6	3,599	6,160	217	6,377
New Songdo International City Development, LLC		233,157	—	—	233,157	—	—	—
Chuncheon Energy Co., Ltd		—	—	—	—	—	1,758	1,758
POSPower Co.,Ltd		13,703	—	—	13,703	—	66,856	66,856
Nickel Mining Company SAS		—	59,664	118	59,782	—	—	—
CSP - Compania Siderurgica do Pecem		364,190	—	9,669	373,859	62,578	—	62,578
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		10,836	—	—	10,836	2,101	—	2,101
PT. Batutua Tembaga Raya		—	35,100	171	35,271	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,274	3,354	27	9,655	66	—	66
DMSA/AMSA		—	64,297	—	64,297	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	191,107	—	191,107	—	—	—
Others		75,382	136,117	83,786	295,285	7,768	5,363	13,131

	￦	707,135	489,639	93,777	1,290,551	78,673	74,194	152,867

(*1)	As of December 31, 2018, the Company recognizes bad debt allowance for receivables amounting to ￦ 102,694 million.

2)	December 31, 2019

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	4,121	—	205	4,326	791	8	799
New Songdo International City Development, LLC		23,626	—	20,592	44,218	—	10	10
Chuncheon Energy Co., Ltd.		—	8,234	—	8,234	657	—	657
POSPower Co., Ltd.		34,945	—	—	34,945	—	67,543	67,543
Nickel Mining Company SAS		—	60,516	120	60,636	—	—	—
CSP - Compania Siderurgica do Pecem		244,700	—	14,264	258,964	—	33	33
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		10,273	—	—	10,273	633	—	633
PT. Batutua Tembaga Raya		—	36,291	19,993	56,284	56	—	56
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,035	—	—	7,035	101	—	101
DMSA/AMSA		—	57,999	1,672	59,671	—	—	—
South-East Asia Gas Pipeline Company Ltd.		14	147,367	—	147,381	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		8,078	—	—	8,078	916	—	916
TK CHEMICAL CORPORATION		37,373	—	—	37,373	110	—	110
Others		94,914	138,663	97,804	331,381	7,128	13,379	20,507

	￦	465,079	449,070	154,650	1,068,799	10,392	80,973	91,365

(*1)	As of December 31, 2019, the Company recognizes bad debt allowance for receivables amounting to ￦ 132,554 million.